EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

22.                     EARNINGS PER SHARE

Earnings per share for the years ended December 31, 2011, 2012 and 2013 were calculated as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	67,917	(5,458)	23,827	3,936

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	58,937,912	58,937,912	58,937,912	58,937,912
Weighted average number of ordinary shares issued on September 23, 2013 (6,200,000 shares)	-	-	1,613,698	1,613,698
Weighted average number of ordinary shares outstanding	58,937,912	58,937,912	60,551,610	60,551,610

Basic and diluted earnings (loss) per share	1.15	(0.09)	0.39	0.06

The Group does not have any securities outstanding which could potentially dilute basic earnings (loss) per share for the years ended December  31, 2011, 2012 and 2013.